SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Intangible assets (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Franchise fee reduction offered to franchisee to since the COVID-19 outbreak	¥ 105	¥ 132
Legacy Huazhu [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of fair value exceeded the carrying value	100.00%	100.00%
Legacy DH [member]
Finite-Lived Intangible Assets [Line Items]
Fair value exceeded carrying value	¥ 421	¥ 244
Percentage of fair value exceeded the carrying value	13.00%	6.00%
Hypothetical decline in projected cash flow (as a percent)	5.00%	5.00%
Short term work compensation	¥ 197	¥ 244
Other Operating Income | Legacy DH [member]
Finite-Lived Intangible Assets [Line Items]
Other grants recognized	¥ 765	17
Master brand agreement
Finite-Lived Intangible Assets [Line Items]
Initial term	70 years
Deutsche Hospitality
Finite-Lived Intangible Assets [Line Items]
Percentage of fair value exceeded the carrying value	6.00%
Deutsche Hospitality | Legacy DH [member]
Finite-Lived Intangible Assets [Line Items]
Hypothetical goodwill impairment in 5% decline in projected cash flow	¥ 313	42
Hypothetical goodwill impairment in 5% increase in discount rate	¥ 359	¥ 175
Deutsche Hospitality | Brand names
Finite-Lived Intangible Assets [Line Items]
Number of brand names acquired | item	2
Deutsche Hospitality | Brand name, one
Finite-Lived Intangible Assets [Line Items]
Fair value exceeded carrying value	¥ 82
Percentage of fair value exceeded the carrying value	13.00%
Hypothetical indefinite life intangible asset impairment in 5% increase in discount rate	¥ 48
Hypothetical indefinite life intangible asset impairment in 5% decrease in royalty saving rate	36
Deutsche Hospitality | Brand name, two
Finite-Lived Intangible Assets [Line Items]
Fair value exceeded carrying value	¥ 57
Percentage of fair value exceeded the carrying value	14.00%
Hypothetical increase in discount rate	5.00%
Hypothetical decrease in royalty saving rate	5.00%
Hypothetical indefinite life intangible asset impairment in 5% increase in discount rate	¥ 33
Hypothetical indefinite life intangible asset impairment in 5% decrease in royalty saving rate	¥ 23
Deutsche Hospitality | Trademarks
Finite-Lived Intangible Assets [Line Items]
Hypothetical increase in discount rate	5.00%
Hypothetical decrease in royalty saving rate	5.00%
Hypothetical indefinite life intangible asset impairment in 5% increase in discount rate	¥ 160
Hypothetical indefinite life intangible asset impairment in 5% decrease in royalty saving rate	120
Impairment loss recognized	¥ 160
Minimum | Franchise or manachise agreements
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	10 years
Minimum | Non-compete agreement
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	2 years
Minimum | Favorable lease agreements
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	1 year
Minimum | Purchased software
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	3 years
Minimum | Unfavorable lease agreements
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	3 years
Minimum | Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	2 years
Maximum | Franchise or manachise agreements
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	20 years
Maximum | Non-compete agreement
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	10 years
Maximum | Favorable lease agreements
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	20 years
Maximum | Purchased software
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	10 years
Maximum | Unfavorable lease agreements
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	13 years
Maximum | Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	15 years